Loan Operations and Lease Operations Portfolio - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and lease operations [Abstract]
Allowance for loan and lease losses related to the lease portfolio	R$ 243	R$ 322
Impact of transfers of financial assets with no retention of risks and benefits	R$ 372	R$ 393